Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2025	2024
Cost:
Office furniture and equipment	827	827
Laboratory equipment	1,938	1,938
Computers and auxiliary equipment	571	571
	3,336	3,336
Accumulated depreciation	3,336	3,336
Impairment of fixed assets	-	-
Property and equipment, net	-	-